Acquisitions - Target Pharmacy Acquisition (Details)		12 Months Ended
	Dec. 16, 2015 USD ($) state clinic pharmacy	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Assets Acquired:
Goodwill		$ 38,106,000,000	$ 38,451,000,000	$ 38,249,000,000
Target Pharmacy Acquisition
Business Acquisition
Consideration transferred	$ 1,900,000,000
Contingent consideration, liability	$ 60,000,000		$ 0	$ 0
Contingent consideration, liability term (in years)	3 years
Number of pharmacies acquired | pharmacy	1,672
Number of states pharmacies operated | state	47
Number of clinics acquired | clinic	79
Assets Acquired:
Accounts receivable	$ 2,000,000
Inventories	467,000,000
Property and equipment	9,000,000
Intangible assets	490,000,000
Goodwill	900,000,000
Total consideration	$ 1,868,000,000
Acquisition related costs		$ 26,000,000
Target Pharmacy Acquisition | Customer Relationships
Assets Acquired:
Finite-Lived intangible asset, useful life (in years)	13 years